Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 3,909,440,000,000	¥ 3,938,445,000,000
Unused committed lines of credit	106,100,000,000
Bonds and Notes Issued By NTT
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 1,169,634,000,000